Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' Equity (Deficit) (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Of Stockholders Equity [Abstract]
Underwriting fees and issuance costs	$ 58	$ 8